Other Non Current Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended								0 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Ocean Rig Poseidon (Member)	Dec. 31, 2010 Ocean Rig Poseidon (Member)	Dec. 28, 2010 Ocean Rig Corcovado (Member)	Jun. 30, 2011 Ocean Rig Mykonos (Member)	Dec. 31, 2010 Ocean Rig Mykonos (Member)	Nov. 22, 2010 Option contract with Samsung (Member)	Jun. 30, 2011 Option contract with Samsung (Member) numberofoptions	May 16, 2011 Option contract with Samsung (Member) numberofoptions	Dec. 31, 2010 Option contract with Samsung (Member)	Nov. 22, 2010 Option contract with Samsung (Member)
Margin Deposit Assets	$ 59,300		$ 78,600	$ 30,000	$ 39,500		$ 29,300	$ 39,100
Delivery payment for drillships	0		294,569			294,569
Number Of Options For Construction Of Drillships													up to 4
Price Per Vessel Drillship									608,000
Option for construction of drillships	24,756		99,024									99,024
Option For Future Construction Of Rigs	$ 30,019	$ 0								$ 30,019
Number Of Options Exercised										3
Number of options per addendum											2
Total number of options										6
Number of options not exercised										3